Investments - Summary of Company's Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Investments, beginning balance	$ 12,784
Dividend issued to former parent	(12,784)
Investment made during the year	500	1,601
Fair value of shares granted to the Company		11,469
Sale of shares		(286)
Investments, ending balance	500	12,784
Trustwave Shares [Member]
Schedule of Investments [Line Items]
Investments, beginning balance	4,431
Dividend issued to former parent	(4,431)
Investment made during the year		1,601
Fair value of shares granted to the Company		3,116
Sale of shares		(286)
Investments, ending balance		4,431
Settlement Investment [Member]
Schedule of Investments [Line Items]
Investments, beginning balance	8,353
Dividend issued to former parent	(8,353)
Investment made during the year
Fair value of shares granted to the Company		8,353
Sale of shares
Investments, ending balance		8,353
Venture Capital Fund [Member]
Schedule of Investments [Line Items]
Investments, beginning balance
Dividend issued to former parent
Investment made during the year	500
Fair value of shares granted to the Company
Sale of shares
Investments, ending balance	$ 500